Subordinated Liabilities - Notional Amounts (Narrative) (Details) - Dec. 31, 2020 - Various subordinated loans - Dated subordinated liabilities [member]
€ in Millions, ¥ in Millions, £ in Millions, kr in Millions, kr in Millions, SFr in Millions, $ in Millions, $ in Millions
	USD ($)	EUR (€)	GBP (£)	JPY (¥)	AUD ($)	SEK (kr)	NOK (kr)	CHF (SFr)
USD
Disclosure of detailed information about borrowings [line items]
Notional amount | $	$ 14,409
EUR
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 5,024
GBP
Disclosure of detailed information about borrowings [line items]
Notional amount | £			£ 1,250
JPY
Disclosure of detailed information about borrowings [line items]
Notional amount | ¥				¥ 233,600
AUD
Disclosure of detailed information about borrowings [line items]
Notional amount | $					$ 1,715
SEK
Disclosure of detailed information about borrowings [line items]
Notional amount | kr						kr 500
NOK
Disclosure of detailed information about borrowings [line items]
Notional amount | kr							kr 970
CHF
Disclosure of detailed information about borrowings [line items]
Notional amount | SFr								SFr 175